Shareholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Millions					1 Months Ended				6 Months Ended
	May 12, 2023	May 05, 2023	Mar. 08, 2023	Mar. 01, 2023	Apr. 19, 2023	Feb. 17, 2023	Feb. 13, 2023	Jun. 16, 2022	Jun. 30, 2023	Jan. 31, 2023	Dec. 31, 2022
Shareholders’ Equity (Details) [Line Items]
Ordinary share par value (in Dollars per share)									$ 0.12		$ 0.12
Ordinary shares authorized									300,000,000		7,500,000
Fractional shares canceled						2,339
Restricted ordinary shares issued					172,000
Warrants outstanding									2,013,759
Warrants issued									2,013,759
Warrants description			the Company issued a Notice regarding Adjustment of Exercise Price (for Public Warrants) after share consolidation to the Company’s public warrant holders.
Additional share	387,090	258,064
Offering price (in Dollars per share)	$ 4.65	$ 4.65
Gross proceeds (in Dollars)	$ 13.8	$ 9.2
Warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Warrants shares									128,901
Warrants description									As a result of the share consolidation, the exercise price under the public warrant was proportionately increased from $0.16 to $6.40, the exercise price under the private warrant was proportionately increased from $0.18 to $7.20. If any holder exercises one warrant, one-40th (1/40) ordinary share will be received in cash (by Cash in Lieu), holders must exercise at least 40 warrants to receive 1 ordinary share.
Over-Allotment Options [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, issued	2,580,600	1,720,430
Bottom of range [member]
Shareholders’ Equity (Details) [Line Items]
Ordinary share par value (in Dollars per share)										$ 0.003
Ordinary shares authorized										300,000,000
Top of range [member]
Shareholders’ Equity (Details) [Line Items]
Ordinary share par value (in Dollars per share)										$ 0.12
Ordinary shares authorized										7,500,000
Beijing Wanjia [Member]
Shareholders’ Equity (Details) [Line Items]
Equity interests rate								100.00%
Seven Kewei Group companies [Member]
Shareholders’ Equity (Details) [Line Items]
Returned and cancelled shares							243,000
Total shares issued deposit				262,500